Intangible Assets, Net (Details)	1 Months Ended			12 Months Ended
	Apr. 30, 2015 CNY (¥)	Apr. 30, 2015 USD ($)	Mar. 31, 2014 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2011 USD ($)
Intangible Assets, Net
Intangible assets subject to amortization				$ 262,983,793	$ 254,252,555
Intangible assets subject to amortization, net				90,736,828	105,418,808
Total intangible assets, net				$ 90,736,828	105,418,808
Weighted Average Remaining Amortization Period				8 years 5 months 16 days
Amortization expenses				$ 26,653,571	23,088,327	$ 35,321,801
Amortization of Discounts Related to Liability for Exclusive Rights					52,922	935,177
Expected amortization expenses
2016				12,416,185
2017				12,202,249
2018				11,304,846
2019				10,801,496
2020				10,576,991
SINA | Advertising agency agreement and license agreements
Intangible Assets, Net
Percentage of revenue fee on sales			15.00%
Additional extension term of agreement			5 years
Additional consideration upon extension term of agreement			$ 0
Advertising agency agreement | SINA
Intangible Assets, Net
Intangible assets subject to amortization				106,790,000	106,790,000
Less: Accumulated amortization				$ 57,341,459	51,286,536
Weighted Average Remaining Amortization Period				8 years 9 months
License agreements | SINA
Intangible Assets, Net
Intangible assets subject to amortization				$ 80,660,000	80,660,000
Less: Accumulated amortization				$ 43,881,281	39,377,764
Weighted Average Remaining Amortization Period				8 years 9 months
Exclusive rights | Baidu
Intangible Assets, Net
Intangible assets subject to amortization				$ 54,096,827	45,151,494
Less: Accumulated amortization				54,096,827	43,034,803
Fair value of intangible assets recognized							$ 43,847,992
Difference between fair value of intangibles and principal amount							3,764,108
Amortization of Discounts Related to Liability for Exclusive Rights				0	52,922	935,177
Amount paid in connection with intangible assets	¥ 75,000,000	$ 12,023,475		12,023,475	9,004,710	$ 15,347,915	$ 47,612,100
Customer relationship
Intangible Assets, Net
Intangible assets subject to amortization				10,538,309	10,795,384
Less: Accumulated amortization				$ 8,424,820	7,530,732
Weighted Average Remaining Amortization Period				3 years 7 months 17 days
Database license
Intangible Assets, Net
Intangible assets subject to amortization				$ 8,300,000	8,300,000
Less: Accumulated amortization				$ 6,102,942	5,126,472
Weighted Average Remaining Amortization Period				2 years 3 months
Non-compete agreements
Intangible Assets, Net
Intangible assets subject to amortization				$ 1,575,336	1,657,256
Less: Accumulated amortization				1,575,336	1,645,402
Computer software licenses
Intangible Assets, Net
Intangible assets subject to amortization				1,023,321	898,421
Less: Accumulated amortization				$ 824,300	$ 832,038
Weighted Average Remaining Amortization Period				2 years 7 months 21 days